SHORT-TERM BANK BORROWINGS	6 Months Ended
Jun. 30, 2023
Debt Disclosure [Abstract]
SHORT-TERM BANK BORROWINGS	7. SHORT-TERM BANK BORROWINGS On January 10, 2023, we borrowed $2,757 from China Construction Bank with a loan term of one year and an annualized interest rate of 4%. The loan is unsecured.